Loss Per Share (Details) - Schedule of weighted average number of ordinary shares - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Schedule of weighted average number of ordinary shares [Abstract]
Balance as at January 1	4,179	1,932	1,240
Effect of share options exercised	9	135	1
Effect of warrants exercised	1,184
Effect of conversion of notes	1,236
Effect of shares issued during the year	36,339	1,446	595
Weighted average number of Ordinary Shares used to calculate basic and diluted earnings (loss) per share as at December 31	42,947	3,513	1,836

[1]	All the figures in this note were adjusted to reflect the 1:50 reverse split effective June 29, 2020, see note 11.A.